Risk management - Schedule of regulatory capital alternative standard (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk Management [Abstract]
Common Equity Tier I	€ 74,202	€ 72,402	€ 69,399
Share capital	8,397	8,670	8,670	€ 8,309
(-) Treasure shares and own shares financed	(60)	(966)	(126)
Share Premium	46,273	47,979	52,013
Reserves	62,246	58,157	64,766
Other retained earnings	(37,439)	(34,784)	(34,937)
Minority interests	7,416	6,736	6,669
Profit net of dividends	7,684	6,394	(9,249)
Deductions	(20,315)	(19,784)	(18,407)
Goodwill and intangible assets	(17,182)	(16,064)	(15,711)
Others	(3,133)	(3,720)	(2,696)
Additional Tier I	8,831	10,050	9,102
Eligible instruments AT1	8,344	10,102	8,854
AT1-excesses-subsidiaries	487	(52)	248
Tier II	14,359	14,865	12,514
Eligible instruments T2	14,770	15,424	13,351
Gen. funds and surplus loans loss prov. IRB	0	75	0
T2-excesses - subsidiaries	(411)	(634)	(837)
Total eligible capital	€ 97,392	€ 97,317	€ 91,015